Organization	6 Months Ended
Mar. 31, 2026
Organization [Abstract]
ORGANIZATION

Note 1 ORGANIZATION

Aurelion Inc. (formerly known as “Prestige Wealth Inc.”, “PWI”, or the “Company”) is a limited company established under the laws of the Cayman Islands on October 25, 2018. It is engaged in providing private wealth management services and asset management to high net worth and ultra-high net worth individuals and enterprises through its subsidiaries.

PRESTIGE PRIVATE WEALTH MANAGEMENT LIMITED (“PPWM”), which is 100% controlled by PWI, was incorporated in the British Virgin Islands on May 23, 2014, and is engaged in providing private wealth management services to third parties and earns referral fees.

Prestige Wealth Management Limited (“PWM”) is a wholly owned subsidiary of PPWM. It was established on January 26, 2015 in Hong Kong, which provides private wealth management services to third parties.

AISYS Inc. (“AISYS”) was incorporated in the British Virgin Islands on May 10, 2024 and is 100% controlled by PWI.

SPW Global Inc (“SPW”) was incorporated in the British Virgin Islands on March 11, 2024, which in turn wholly owns Wealth AI PTE LTD. (“Wealth AI”). On November 4, 2024, PWI completed its acquisition of all shares of SPW.

Wealth AI PTE LTD. (“Wealth AI”) is a wholly-owned subsidiary of SPW. It was established May 20, 2022 in Singapore, and offers personalized, cost-effective wealth management solutions using artificial intelligence.

Tokyo Bay Management Inc. (“Tokyo Bay”) was incorporated in the British Virgin Islands on April 05, 2024, Tokyo Bay is a company based in Tokyo, Japan, providing wealth management services, family affairs services, lifestyle management services and related value-added services to high-net-worth clients in Japan. PWI completed its acquisitions of Tokyo Bay on December 16, 2024.

InnoSphere Tech Inc. (“InnoSphere Tech”) was incorporated in the British Virgin Islands on October 28, 2024, and it is a technology company that leverages its advantages in web scraping technology to collect data on finance, wealth management, and related industries according to international standards. PWI completed its acquisitions of InnoSphere Tech on December 16, 2024.

InnoSphere Tech Pte. LTD. (“InnoSphere Singapore”) is a wholly-owned subsidiary of InnoSphere Tech. It was established on February 20, 2025 in Singapore, and it focuses on developing platforms integrating AI based technology.

Reorganization

In anticipation of an initial public offering (“IPO”) of its equity securities, the Company undertook a reorganization on December 27, 2018, and became the ultimate holding company of PPWM, PWM, PAI, PAM, PGAM, PGCI, PWAI and AISYS, which were all controlled by the same shareholders. The Company together with its subsidiaries were effectively controlled by the same shareholders before and after the reorganization and therefore the reorganization is considered under common control and was accounted for similar to the pooling method of accounting. The accompanying consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented. The consolidation of the Company and its subsidiaries (collectively referred to the “Group”) has been accounted for at historical cost as of the beginning of the first period presented in the accompanying consolidated financial statements.

Disposal of Prestige Asset International Inc.(“PAII”) and discontinued operation

On June 25, 2025, the Group entered into an agreement with a third-party to sell its 100% interests in PAII for $55,534. The consolidated financial results of PAII and its wholly-owned subsidiaries were deconsolidated from the Groups financial statements beginning June 26, 2025.

The purchase price was settled entirely through a waiver and release of all outstanding receivables due from the Seller to the Group as of the agreement date. Accordingly, no cash or other consideration was received by the Group in connection with this disposal, and no receivable or payable remains outstanding after the transaction.

The gain on the disposal of PAII was calculated as the difference between:

(i)	The fair value of the consideration received

(ii)	Share of the carrying value of net assets disposed of, as of the date of the transaction

Amounts

The fair value of the consideration received	—

Less: net identifiable liabilities to be disposed	54,121
Gain on disposal of subsidiaries	54,121

Below are the assets and liabilities of PAII as of date of disposal:

Amounts
Assets
Cash	366
Accounts receivables	8,790
Tax receivable	49,491
Prepaid expenses and other assets	7,824
Total Assets	66,471

Liabilities
Accrued expenses and other current liabilities	(120,592)
Total liabilities	(120,592)
Net identifiable liabilities to be disposed	(54,121)

As of March 31, 2026 and September 30, 2025, the Group has reported related assets and liabilities as a discontinued operation. This classification is required under ASC205-20-45 when a disposal represents a strategic shift that has a major effect on the entity’s operations and financial results.

The disposal of the related business qualifies as such a strategic shift, primarily based on its revenue significance. The operations represented a distinct product line that accounted for approximately nil of the Group’s total consolidated revenue during the six months ended March 31, 2026 and 2025, but accounted for 59% and 78% of the Group’s total consolidated revenue during the years ended September 30, 2024 and 2023. This constitutes a significant portion of the Group’s operations, and its disposal represents a strategic shift with a major effect on the Group’s ongoing revenue profile.

The following tables represent the financial information of the business classified as discontinued operations for the six months ended March 31, 2026 and 2025:

	For the six months ended March 31,
	2026	2025
DISCONTINUED OPERATIONS
Total net revenue	—	—

Operation cost and expenses
Selling, general and administrative expenses	—	133,749
Total operation cost and expenses	—	133,749

Other income	—	(9,406)

Loss before income taxes benefit	—	(124,343)
Income taxes benefit	—	9,661
Net loss from discontinued operations	$—	$(114,682)

	For the six months ended March 31,
	2026	2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net losses	—	(114,682)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of Right-of-use assets	—	99,343
Interest on Lease liabilities	—	5,030
Gain on Lease Termination	—	(9,386)
Changes in operating assets and liabilities	—	3,730
Net cash used in operating activities	—	(15,965)

Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	—	14,691

Net decrease in cash and cash equivalents and restricted cash	—	(1,274)
Cash and cash equivalents and restricted cash at the beginning of year	—	1,720
Cash and cash equivalents and restricted cash at the end of year	$—	$446

Group chart of the Group after reorganization as of March 31, 2026 is set out below:

Details of the subsidiaries of the Group after reorganization are set out below:

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
PRESTIGE PRIVATE WEALTH MANAGEMENT LIMITED (“PPWM”)	May 23, 2014	British Virgin Islands	100%	Private wealth management service provider
Prestige Wealth Management Limited (“PWM”)	January 26, 2015	Hong Kong	Wholly owned subsidiary of PPWM	Private wealth management service provider
AISYS Inc. (“AISYS’)	May 10, 2024	British Virgin Islands	100%	Inactive
SPW Global Inc (“SPW”)	March 11, 2024	British Virgin Islands	100%	Inactive
Wealth AI PTE LTD. (“Wealth AI”)	May 20, 2022	Singapore	Wholly owned subsidiary of SPW	Wealth management solutions provider
Tokyo Bay Management Inc. (“Tokyo Bay”)	April 05, 2024	British Virgin Islands	100%	Wealth management service provider
InnoSphere Tech Inc. (“InnoSphere Tech”)	October 28, 2024	British Virgin Islands	100%	Service provider based on AI technology
InnoSphere Tech Pte. LTD. (“InnoSphere Singapore”)	February 20, 2025	Singapore	Wholly owned subsidiary of InnoSphere Tech	Service provider based on AI technology